Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Ordinary Shares Class A		Ordinary Shares Class B	Treasury Shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total Company’s shareholders’ (deficit)/ equity	Non-controlling interests	Total
Balance at Dec. 31, 2022		$ 3		$ 5		$ 95,764	$ (99,580)	$ (1,476)	$ (5,284)	$ 42,060	$ 36,776
Balance (in Shares) at Dec. 31, 2022		31,971,435	[1]	49,628,565
Net (loss)/profit							(26,912)		(26,912)	9,333	(17,579)
Adoption of ASC326							(232)		(232)	(264)	(496)
Reverse recapitalization	[2]					(2,506)			(2,506)		(2,506)
Reverse recapitalization (in Shares)	[2]	1,873,010
Conversion of Public Rights	[2]
Conversion of Public Rights (in Shares)	[1],[2]	610,000
Equity financing through Private Placement	[2]					21,736			21,736		21,736
Equity financing through Private Placement (in Shares)	[1],[2]	2,173,657
Issuance of ordinary shares, net of offering costs		$ 1				18,467			18,468		18,468
Issuance of ordinary shares, net of offering costs (in Shares)	[1]	3,255,988
Offering costs in the Business Combination						(910)			(910)		(910)
Issuance of GEM Warrants						1,818			1,818		1,818
Exercise of warrants						2,213			2,213		2,213
Exercise of warrants (in Shares)	[1]	192,403
Shares repurchase						(2,000)			(2,000)		(2,000)
Shares repurchase (in Shares)					(200,000)
Share-based compensation						9,578			9,578	2,029	11,607
Foreign currency translation								109	109	(1,246)	(1,137)
Balance at Dec. 31, 2023		$ 4		$ 5		144,160	(126,724)	(1,367)	16,078	51,912	67,990
Balance (in Shares) at Dec. 31, 2023		40,076,493	[1]	49,628,565
Balance (in Shares)					(200,000)
Net (loss)/profit							(68,663)		(68,663)	4,210	(64,453)
Shares transfer from Class B ordinary shares to Class A ordinary shares
Shares transfer from Class B ordinary shares to Class A ordinary shares (in Shares)		2,969,000	[1]	(2,969,000)
Repurchase of non-controlling interests						(1,756)			(1,756)	(2,373)	(4,129)
Gains on debt						4,504			4,504		4,504
Share-based compensation		$ 1				61,793			61,794	2,052	63,846
Share-based compensation (in Shares)	[1]	8,800,000
Foreign currency translation								(65)	(65)	(1,459)	(1,524)
Balance at Dec. 31, 2024		$ 5		$ 5		208,701	(195,387)	(1,432)	11,892	54,342	66,234
Balance (in Shares) at Dec. 31, 2024		51,845,493	[1]	46,659,565
Balance (in Shares)					(200,000)
Net (loss)/profit							(3,942)		(3,942)	1,543	(2,399)
Shares transfer from Class B ordinary shares to Class A ordinary shares	[2]
Shares transfer from Class B ordinary shares to Class A ordinary shares (in Shares)	[2]	620,000	[1]	(620,000)
Repurchase of non-controlling interests						(1,298)			(1,298)	(1,852)	(3,150)
Issuance of ordinary shares, net of offering costs		$ 1				41,630			41,631		41,631
Issuance of ordinary shares, net of offering costs (in Shares)	[1]	7,142,858
Shares repurchase	[3]					(15,760)			(15,760)		(15,760)
Shares repurchase (in Shares)	[3]				(3,438,557)
Share-based compensation						(259)			(259)	1,567	1,308
Foreign currency translation								286	286	2,532	2,818
Balance at Dec. 31, 2025		$ 6		$ 5		$ 233,014	$ (199,329)	$ (1,146)	$ 32,550	$ 58,132	$ 90,682
Balance (in Shares) at Dec. 31, 2025		59,608,351	[1]	46,039,565
Balance (in Shares)					(3,638,557)

[1]	Shares as of December 31, 2022 are related to the reverse recapitalization on May 17, 2023 for the business combination and presented on a retroactive basis to reflect the reverse recapitalization.
[2]	The amounts of Class A Ordinary Shares were less than one thousand dollars.
[3]	The amounts of Treasury shares were less than one thousand dollars.